Short-Term and Long-Term Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Short-Term and Long-Term Borrowings [Abstract]
Schedule of Short-Term and Long-Term Borrowings

Short-term and long-term borrowings consisted of the following as of September 30, 2025 and 2024:

	2025	2024
Short-term borrowings	$4,122,341	$1,249,765
Long-term borrowings
Current portion	$43,545	$-
Non-current portion	8,025,004	-
Total long-term borrowings	$8,068,549	$-

Schedule of Long-term Borrowings

Long-term borrowings consisted of the following on September 30, 2025:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank of China		9,990,000	$1,403,287	3/20/2025	3/19/2028	2.40%
Agricultural Bank of China		3,990,000	560,472	3/28/2025	3/27/2028	2.45%
Agricultural Bank of China		4,990,000	700,941	8/18/2025	8/14/2028	2.40%
Agricultural Bank of China		5,000,000	702,346	9/16/2025	10/16/2026	2.35%
China Zheshang Bank Co., ltd		6,720,000	943,953	7/18/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		2,640,000	370,839	7/30/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		3,540,000	497,261	8/11/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		4,240,000	595,589	8/26/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		4,000,000	561,877	9/1/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		2,080,000	292,176	9/8/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		6,950,000	976,260	9/12/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		3,300,000	463,548	9/24/2025	7/17/2032	3.00%
Total	RMB	57,440,000	$8,068,549

Schedule of Maturity Analysis of Long-Term Borrowings

The following is a maturity analysis of long-term borrowings as of September 30, 2025:

	RMB	USD
Years ending September 30,
2026	310,000	$43,545
2027	7,020,000	986,094
2028	24,430,000	3,431,662
2029	5,580,000	783,818
2030	6,700,000	941,143
2031 and thereafter	13,400,000	1,882,287
Total long-term borrowings	57,440,000	$8,068,549

Schedule of Bank Borrowings

The Company’s bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2025	2024
Buildings, net	$24,453	$24,806
Construction in progress (“CIP”)	9,096,839	-
Land use rights, net	3,653,199	417,411
Total	$12,774,491	$442,217